Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

June 19, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust

(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Current Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new series of the Trust, the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (the “Fund”). It is proposed that the Amendment become effective 75 days after filing.

We are requesting selective review of the Current Amendment pursuant to Release No. 33-6510, on the basis that the staff has previously recently reviewed the Trust’s prospectus and statement of additional information for the FlexShares® Credit-Scored US Corporate Bond Index Fund, which were included in Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act filed with the Securities and Exchange Commission on August 20, 2014 (the “Prior Amendment”).

The principal disclosure differences between the Prior Amendment and the Current Amendment are with respect to some differences in the description of the underlying indexes in the Principal Investment Strategies section and the Statement of Additional Information in the Amendments. The constituent securities of the underlying index of the Fund have longer maturities than the constituent securities of the underlying index of the FlexShares Credit-Scored US Corporate Bond Index Fund.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments concerning the enclosed materials may be directed to me at (312) 569-1167, or in my absence, Diana E. McCarthy at (215) 988-1146.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Peter K. Ewing

Craig R. Carberry

Diana E. McCarthy